Troubled debt restructuring according to their accruing status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Non Covered Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	$ 1,107,602	[1]	$ 950,337
Non Covered Loans [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	303,449	[1]	189,602
Non Covered Loans [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	5,941	[1]	11,290
Non Covered Loans [Member] | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	0	[1]	949
Non Covered Loans [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	672,811	[1]	618,143
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	3,023	[1]	2,893
Non Covered Loans [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	122,378	[1]	127,460
Covered Under Loss Sharing Agreements With F D I C [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	15,015		21,448
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	4,946		17,406
Covered Under Loss Sharing Agreements With F D I C [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	2,419		3,464
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	7,619		335
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	31		243
Non Accrual [Member] | Non Covered Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	289,118	[1]	188,104
Non Accrual [Member] | Non Covered Loans [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	150,069	[1]	80,140
Non Accrual [Member] | Non Covered Loans [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	5,488	[1]	10,865
Non Accrual [Member] | Non Covered Loans [Member] | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	0	[1]	949
Non Accrual [Member] | Non Covered Loans [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	116,465	[1]	82,786
Non Accrual [Member] | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	2,248	[1]	2,623
Non Accrual [Member] | Non Covered Loans [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	14,848	[1]	10,741
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	9,671		13,692
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	3,257		10,017
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	2,419		3,464
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	3,990		189
Non Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	5		22
Accrual [Member] | Non Covered Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	818,484	[1]	762,233
Accrual [Member] | Non Covered Loans [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	153,380	[1]	109,462
Accrual [Member] | Non Covered Loans [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	453	[1]	425
Accrual [Member] | Non Covered Loans [Member] | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	0	[1]	0
Accrual [Member] | Non Covered Loans [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	556,346	[1]	535,357
Accrual [Member] | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	775	[1]	270
Accrual [Member] | Non Covered Loans [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	107,530	[1]	116,719
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	5,344		7,756
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	1,689		7,389
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Construction [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	0		0
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	3,629		146
Accrual [Member] | Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable Modifications Recorded Investment	$ 26		$ 221

[1]	Excludes TDRs from discontinued operations.